Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Cohen & Steers Income Opportunities REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-288734
Entity Tax Identification Number	88-3609651
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	832-3232(Registrant’s telephone number, including area code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001939433